PENSION PLAN - Actuarial Gains and Losses Recognized in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ (45)	$ (35)
Actuarial gain (loss) arising from
Financial assumptions	21	(14)
Experience adjustments	2	(11)
Return on plan assets excluding interest income	11	15
Recognized gain (loss) during the period after tax	34	(10)
Net defined benefit liability (asset), ending balance	(11)	(45)
Registered Plans
Actuarial gain (loss) arising from
Return on plan assets excluding interest income	(6)	(8)
Registered Plans | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(41)	(33)
Actuarial gain (loss) arising from
Financial assumptions	19	(13)
Experience adjustments	2	(10)
Return on plan assets excluding interest income	11	15
Recognized gain (loss) during the period after tax	32	(8)
Net defined benefit liability (asset), ending balance	(9)	(41)
Supplemental Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(4)	(2)
Actuarial gain (loss) arising from
Financial assumptions	2	(1)
Experience adjustments	0	(1)
Return on plan assets excluding interest income	0	0
Recognized gain (loss) during the period after tax	2	(2)
Net defined benefit liability (asset), ending balance	$ (2)	$ (4)